Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Operating activities:
Net income (loss)	$ 621	$ 774
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	859	791
Other, net	(2,948)	(2,639)
Net cash (used in) provided by operating activities	(1,468)	(1,074)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(1,841)	(1,536)
Net additions to retail receivables and related securitizations	(99)	(656)
Other, net	858	486
Net cash (used in) provided by investing activities	(1,082)	(1,706)
Financing activities:
Net (decrease) increase in indebtedness	2,267	1,700
Dividends paid	(381)	(365)
Other, net	15	(5)
Net cash (used in) provided by financing activities	1,901	1,330
Other, net	(303)	(33)
(Decrease) increase in cash and cash equivalents	(952)	(1,483)
Cash and cash equivalents, beginning of year	5,567	5,199
Cash and cash equivalents, end of period	4,615	3,716
CNH Industrial N.V. [Member]
Operating activities:
Net income (loss)	627	617
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	4	8
Other, net	(394)	(1,018)
Net cash (used in) provided by operating activities	237	(393)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(10)	(7)
Withdrawals from (deposits in) subsidiaries' cash management pools	39	(703)
Other, net	257	421
Net cash (used in) provided by investing activities	286	(289)
Financing activities:
Net (decrease) increase in indebtedness	(167)	875
Dividends paid	(367)	(362)
Other, net	15	66
Net cash (used in) provided by financing activities	(519)	579
Other, net	(6)
(Decrease) increase in cash and cash equivalents	(2)	(103)
Cash and cash equivalents, beginning of year	5	108
Cash and cash equivalents, end of period	3	5
Case New Holland Industrial Inc. [Member]
Operating activities:
Net income (loss)	595	722
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other, net	(581)	(863)
Net cash (used in) provided by operating activities	14	(141)
Financing activities:
Net (decrease) increase in indebtedness	87	(59)
Dividends paid	(105)
Other, net	4
Net cash (used in) provided by financing activities	(14)	(59)
(Decrease) increase in cash and cash equivalents		(200)
Cash and cash equivalents, beginning of year		200
Guarantor Subsidiaries [Member]
Operating activities:
Net income (loss)	950	1,309
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	168	135
Other, net	(398)	868
Net cash (used in) provided by operating activities	720	2,312
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(101)	(110)
Withdrawals from (deposits in) subsidiaries' cash management pools	(312)	(33)
Other, net	(494)	(377)
Net cash (used in) provided by investing activities	(907)	(520)
Financing activities:
Net (decrease) increase in indebtedness	(570)	(1,185)
Dividends paid	(259)	(571)
Other, net	1,029
Net cash (used in) provided by financing activities	200	(1,756)
Other, net	(1)	(1)
(Decrease) increase in cash and cash equivalents	12	35
Cash and cash equivalents, beginning of year	38	28
Cash and cash equivalents, end of period	50	63
All Other Subsidiaries [Member]
Operating activities:
Net income (loss)	27	713
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	687	648
Other, net	(1,832)	(2,604)
Net cash (used in) provided by operating activities	(1,118)	(1,243)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(1,730)	(1,419)
Net additions to retail receivables and related securitizations	(99)	(656)
Other, net	(1,350)	(393)
Net cash (used in) provided by investing activities	(3,179)	(2,468)
Financing activities:
Net (decrease) increase in indebtedness	3,947	2,648
Dividends paid	(789)	(1,217)
Other, net	473	1,097
Net cash (used in) provided by financing activities	3,631	2,528
Other, net	(296)	(32)
(Decrease) increase in cash and cash equivalents	(962)	(1,215)
Cash and cash equivalents, beginning of year	5,524	4,863
Cash and cash equivalents, end of period	4,562	3,648
Eliminations [Member]
Operating activities:
Net income (loss)	(1,578)	(2,587)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other, net	257	978
Net cash (used in) provided by operating activities	(1,321)	(1,609)
Investing activities:
Withdrawals from (deposits in) subsidiaries' cash management pools	273	736
Other, net	2,445	835
Net cash (used in) provided by investing activities	2,718	1,571
Financing activities:
Net (decrease) increase in indebtedness	(1,030)	(579)
Dividends paid	1,139	1,785
Other, net	(1,506)	(1,168)
Net cash (used in) provided by financing activities	(1,397)	38
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of period